Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000250374 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000250374 | Bank of MontrealFR_06399G001_4.120000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250374 | JP Morgan SecuritiesFR_959JJG005_4.140000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250374 | Barclays Capital, Inc.FR_959GFN000_4.140000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250374 | Bank of America NAFR_959CPQ001_4.140000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250374 | U.S. Treasury BillsFR_912797QP5_0.010000_2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250374 | U.S. Treasury BillsFR_912797RN9_0.010000_2025-11-12
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250374 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250374 | U.S. Treasury BillsFR_912797RM1_0.010000_2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250374 | U.S. Treasury BillsFR_912797RP4_0.010000_2025-11-18
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250374 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000250374 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000250374 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000250374 | AssetMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250374 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000263822 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000263822 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000263822 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000263822 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000263822 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000263822 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263822 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263822 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263822 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263822 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000263822 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000263822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000263822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000263822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000263822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000263822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263822 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263822 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017399 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017399 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017399 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017399 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017399 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017399 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017399 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017399 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017399 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017399 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000017399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017399 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017399 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017400 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017400 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017400 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017400 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017400 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017400 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017400 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017400 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017400 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017400 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017400 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000017400 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017400 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017400 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017400 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017400 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017400 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017400 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017400 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039809 | TCW Securitized Bond FundFR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000039809 | TCW MetWest Total Return Bond FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000039809 | TCW MetWest Unconstrained Bond FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000039809 | TCW Durable Growth ETFFR_29287L601
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000039809 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000039809 | TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund)FR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039809 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000039809 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039809 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039809 | TCW MetWest Low Duration Bond FundFR_592905608
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039809 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039809 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000039809 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000039809 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000039809 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038019 | TCW Securitized Bond FundFR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000038019 | TCW MetWest Total Return Bond FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000038019 | TCW MetWest Unconstrained Bond FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038019 | TCW Durable Growth ETFFR_29287L601
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000038019 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000038019 | TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund)FR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038019 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038019 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038019 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038019 | TCW MetWest Low Duration Bond FundFR_592905608
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000038019 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000038019 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000038019 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000038019 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263824 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000263824 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263824 | U.S. Treasury NotesFR_91282CPF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263824 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263824 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263824 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263824 | Federal National Mortgage AssociationFR_3140QMSB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263824 | Federal National Mortgage AssociationFR_3140XKV31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263824 | Federal National Mortgage AssociationFR_31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263824 | Federal National Mortgage AssociationFR_3140QKKC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263824 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000263824 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000263824 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000263824 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000263824 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000263824 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000263824 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000263824 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263824 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263824 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017419 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017419 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017419 | U.S. Treasury NotesFR_91282CPF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017419 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017419 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017419 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017419 | Federal National Mortgage AssociationFR_3140QMSB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017419 | Federal National Mortgage AssociationFR_3140XKV31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017419 | Federal National Mortgage AssociationFR_31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017419 | Federal National Mortgage AssociationFR_3140QKKC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017419 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017419 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000017419 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017419 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017419 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017419 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017419 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017419 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017419 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017420 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017420 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017420 | U.S. Treasury NotesFR_91282CPF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017420 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017420 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017420 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017420 | Federal National Mortgage AssociationFR_3140QMSB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017420 | Federal National Mortgage AssociationFR_3140XKV31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017420 | Federal National Mortgage AssociationFR_31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017420 | Federal National Mortgage AssociationFR_3140QKKC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017420 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017420 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017420 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000017420 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017420 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017420 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017420 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017420 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017420 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017420 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218395 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000218395 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218395 | U.S. Treasury NotesFR_91282CPF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218395 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218395 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218395 | Federal National Mortgage AssociationFR_3140QNUP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218395 | Federal National Mortgage AssociationFR_3140QMSB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218395 | Federal National Mortgage AssociationFR_3140XKV31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218395 | Federal National Mortgage AssociationFR_31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218395 | Federal National Mortgage AssociationFR_3140QKKC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218395 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000218395 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000218395 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000218395 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000218395 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000218395 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218395 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218395 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218395 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218395 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263826 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263826 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263826 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263826 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263826 | Ivory Coast Government International BondsFR_221625AV8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263826 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263826 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | OCP SAFR_67091TAG0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263826 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000263826 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263826 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000263826 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000263826 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263826 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000263826 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263826 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263826 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017426 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017426 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017426 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017426 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017426 | Ivory Coast Government International BondsFR_221625AV8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017426 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017426 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | OCP SAFR_67091TAG0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017426 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017426 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017426 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000017426 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017426 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017426 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017426 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017426 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017426 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017427 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017427 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017427 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017427 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017427 | Ivory Coast Government International BondsFR_221625AV8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017427 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017427 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | OCP SAFR_67091TAG0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017427 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017427 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000017427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017427 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017427 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017427 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017427 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017427 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218396 | Greensaif Pipelines Bidco SARLFR_39541EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218396 | Senegal Government International BondsFR_V7691DAX4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218396 | Senegal Government International BondsFR_ACI2PD4B7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218396 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218396 | Ivory Coast Government International BondsFR_221625AV8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218396 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218396 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | OCP SAFR_67091TAG0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218396 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218396 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218396 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000218396 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000218396 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218396 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218396 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218396 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218396 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000094780 | China Government BondsFR_ACI2PTLV9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094780 | Brazil Notas do Tesouro NacionalFR_919QJXII3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094780 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094780 | Turkiye Government BondsFR_ACI2YWLW0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094780 | India Government BondsFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094780 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094780 | Indonesia Treasury BondsFR_ACI2MBY62
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094780 | Thailand Government BondsFR_ACI27N3Q3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094780 | India Government BondsFR_ACI2NNMG6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094780 | Republic of Poland Government BondsFR_ACI2NPT74
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094780 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094780 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000094780 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000094780 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000094780 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000094780 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094780 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000094780 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094780 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094780 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094780 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000094781 | China Government BondsFR_ACI2PTLV9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094781 | Brazil Notas do Tesouro NacionalFR_919QJXII3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094781 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094781 | Turkiye Government BondsFR_ACI2YWLW0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094781 | India Government BondsFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094781 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094781 | Indonesia Treasury BondsFR_ACI2MBY62
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094781 | Thailand Government BondsFR_ACI27N3Q3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094781 | India Government BondsFR_ACI2NNMG6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094781 | Republic of Poland Government BondsFR_ACI2NPT74
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094781 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094781 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000094781 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000094781 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000094781 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000094781 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094781 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000094781 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094781 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094781 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094781 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000105877 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105877 | U.K. GiltsFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000105877 | U.K. GiltsFR_B16NNRII8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105877 | China Government BondsFR_ACI1H2QQ5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105877 | China Government BondsFR_ACI2N39X8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105877 | Japan Government Ten Year BondsFR_ACI2T05K0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105877 | French Republic Government Bonds OATFR_ACI0TJDC2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105877 | U.K. GiltsFR_ACI2TTTT2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105877 | Bundesrepublik Deutschland BundesanleiheFR_ACI2T2708
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105877 | Kingdom of Belgium Government BondsFR_ACI1J40J3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105877 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000105877 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000105877 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105877 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105877 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105877 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105877 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105877 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000105877 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105878 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105878 | U.K. GiltsFR_BSQNRDII4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000105878 | U.K. GiltsFR_B16NNRII8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105878 | China Government BondsFR_ACI1H2QQ5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105878 | China Government BondsFR_ACI2N39X8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105878 | Japan Government Ten Year BondsFR_ACI2T05K0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105878 | French Republic Government Bonds OATFR_ACI0TJDC2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105878 | U.K. GiltsFR_ACI2TTTT2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105878 | Bundesrepublik Deutschland BundesanleiheFR_ACI2T2708
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105878 | Kingdom of Belgium Government BondsFR_ACI1J40J3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105878 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000105878 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000105878 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105878 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105878 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105878 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105878 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105878 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000105878 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148757 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000148757 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148757 | SBA Communications Corp.FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148757 | Merlin Properties Socimi SAFR_BNGNB7905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148757 | DexusFR_B033YN903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148757 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148757 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148757 | Gaming & Leisure Properties, Inc.FR_36467J108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148757 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148757 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148757 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000148757 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000148757 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000148757 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148757 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148757 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148757 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148757 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148757 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000148758 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000148758 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148758 | SBA Communications Corp.FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148758 | Merlin Properties Socimi SAFR_BNGNB7905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148758 | DexusFR_B033YN903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148758 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148758 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148758 | Gaming & Leisure Properties, Inc.FR_36467J108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148758 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148758 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148758 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000148758 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000148758 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000148758 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148758 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148758 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148758 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148758 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148758 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000263825 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263825 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263825 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263825 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000263825 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263825 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263825 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263825 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263825 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263825 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000263825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000263825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000263825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000263825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000263825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000263825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000263825 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000263825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017421 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017421 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017421 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017421 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017421 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017421 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017421 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017421 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017421 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017421 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000017421 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017421 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017421 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017422 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017422 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017422 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017422 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017422 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017422 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017422 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017422 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017422 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000017422 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017422 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017422 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017415 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017415 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017415 | Dollar Tree, Inc.FR_256746108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017415 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017415 | CH Robinson Worldwide, Inc.FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017415 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017415 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017415 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017415 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017415 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017415 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017415 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000017415 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017415 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017415 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017415 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017417 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017417 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017417 | Dollar Tree, Inc.FR_256746108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017417 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017417 | CH Robinson Worldwide, Inc.FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017417 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017417 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017417 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017417 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017417 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017417 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017417 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017417 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017417 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017417 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017417 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000017417 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017417 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017417 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017417 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000263823 | Government National Mortgage Association, TBAFR_21H0326B1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263823 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263823 | Government National Mortgage Association, TBAFR_21H0406B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263823 | Government National Mortgage Association, TBAFR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263823 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263823 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263823 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263823 | Federal Home Loan Mortgage Corp.FR_3132DWER0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263823 | Federal Home Loan Mortgage Corp.FR_3132XCSE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263823 | Federal National Mortgage AssociationFR_3140XFEM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263823 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263823 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000263823 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000263823 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263823 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000263823 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000263823 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000263823 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263823 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263823 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017410 | Government National Mortgage Association, TBAFR_21H0326B1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017410 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017410 | Government National Mortgage Association, TBAFR_21H0406B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017410 | Government National Mortgage Association, TBAFR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017410 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017410 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017410 | Federal Home Loan Mortgage Corp.FR_3132DWER0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017410 | Federal Home Loan Mortgage Corp.FR_3132XCSE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017410 | Federal National Mortgage AssociationFR_3140XFEM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017410 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017410 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000017410 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000017410 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017410 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000017410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017410 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017410 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017410 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017410 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017411 | Government National Mortgage Association, TBAFR_21H0326B1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017411 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017411 | Government National Mortgage Association, TBAFR_21H0406B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017411 | Government National Mortgage Association, TBAFR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017411 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017411 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017411 | Federal Home Loan Mortgage Corp.FR_3132DWER0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017411 | Federal Home Loan Mortgage Corp.FR_3132XCSE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017411 | Federal National Mortgage AssociationFR_3140XFEM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017411 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017411 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000017411 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000017411 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017411 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000017411 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017411 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017411 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017411 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017411 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218394 | Government National Mortgage Association, TBAFR_21H0326B1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218394 | Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218394 | Government National Mortgage Association, TBAFR_21H0406B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218394 | Government National Mortgage Association, TBAFR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218394 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218394 | Government National Mortgage Association, TBAFR_21H0226B2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218394 | Federal Home Loan Mortgage Corp.FR_3132DWER0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218394 | Federal Home Loan Mortgage Corp.FR_3132XCSE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218394 | Federal National Mortgage AssociationFR_3140XFEM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218394 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218394 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000218394 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000218394 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218394 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000218394 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218394 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000218394 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218394 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218394 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263827 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000263827 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263827 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263827 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263827 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263827 | Naspers Ltd.FR_ACI30CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263827 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263827 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263827 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263827 | Bharti Airtel Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263827 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000263827 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000263827 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000263827 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000263827 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000263827 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000263827 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000263827 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263827 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263827 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257108 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000257108 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257108 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000257108 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000257108 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257108 | Naspers Ltd.FR_ACI30CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257108 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257108 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257108 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257108 | Bharti Airtel Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257108 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000257108 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000257108 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000257108 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000257108 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000257108 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000257108 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000257108 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257108 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257108 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257109 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000257109 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257109 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000257109 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000257109 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257109 | Naspers Ltd.FR_ACI30CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257109 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257109 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257109 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257109 | Bharti Airtel Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257109 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000257109 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000257109 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000257109 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000257109 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000257109 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000257109 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000257109 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257109 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257109 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%